Note 1 - The Company and Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Company And Summary Of Significant Accounting Policies Details Narrative Abstract
Accumulated deficit	$ (533,195)		$ (528,685)	$ (269,499)
Cash and cash equivalent	$ 51	$ 2,870	$ 60	$ 576	$ 19
Diluted shares excluded from calcuation of EPS	22,731,781	4,553,668	8,682,368	1,164,905
Research and development	$ 834	$ 3,473	$ 9,067	$ 1,068